Common Stock, Stock-Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit				$ 384	$ 770	$ 771
Amount of stock based compensation capitalized in property, plant, and equipment				600	700
Cleco Power [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense				$ 997	2,000	2,004
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit			$ 0
Successor [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation expense			0
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit			1,247		2,351	2,427
Compensation expense, non-forfeitable dividends paid on non-vested stock not expected to vest and stock options		$ 100			100	100
Amount of stock based compensation capitalized in property, plant, and equipment		$ 600			800
Predecessor [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Merger expense due to accelerated vesting of LTIP shares	$ 2,300
Pre-tax compensation expense			$ 3,241		$ 6,110	$ 6,308